Employee Compensation - Share-Based Compensation - Summary of Further Information about our Stock Option Plan (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of number and weighted average exercise price of share options [abstract]
Unrecognized compensation cost for non-vested stock option awards	$ 7	$ 6	$ 5
Total intrinsic value of stock options exercised	18	36	67
Cash proceeds from stock options exercised	$ 35	$ 54	$ 88
Weighted-average share price for stock options exercised (in dollars)	$ 94.44	$ 99.84	$ 102.55